Investments in Affiliates - Business acquisition, pro forma information (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Operating revenues		$ 973,583	$ 993,344	$ 689,505
Net Income		$ 576,299	$ 559,210	$ 1,052,841
Gemini Shipholdings Corporation
Schedule of Equity Method Investments [Line Items]
Operating revenues	$ 17,984
Net Income	$ 8,091